Share-Based Compensation (Details 1) - $8.76	Dec. 31, 2018 share Year $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price per share | $ / shares	$ 8.76
Number of options, outstanding and exercisable | share	450,000
Weighted average remaining contractual life | Year	8.92